Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Goodwill [Line Items]
Beginning balance		$ 1,999,132	$ 3,650,037	$ 3,650,037
Additions during the period	[1]		284,239
Purchase price accounting adjustments	[2]		(2,350)
Impairment		1,882,187	1,882,187	1,882,187
Foreign exchange		(8,529)	(104,858)
Ending balance		1,990,603	1,944,881	1,999,132
Merchant Solutions
Goodwill [Line Items]
Beginning balance		637,446	1,796,591	1,796,591
Impairment			(1,159,145)
Foreign exchange		0
Ending balance		637,446	637,446	637,446
Digital Wallets
Goodwill [Line Items]
Beginning balance		1,361,686	1,853,446	1,853,446
Additions during the period	[1]		284,239
Purchase price accounting adjustments	[2]		(2,350)
Impairment			(723,042)
Foreign exchange		(8,529)	(104,858)
Ending balance		$ 1,353,157	$ 1,307,435	$ 1,361,686

[1]	Additions to goodwill within the Digital Wallet segment related to the acquisition of SafetyPay.
[2]	Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to September 30, 2022.